Guarantees and Contigent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commercial and Commercial Real Estate [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 113,269
Corporate and Purchasing Cards [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	21,301
Residential Mortgages [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	84
Retail Credit Cards [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	78,768
Other Retail [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	31,493
Covered Loans [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	667
Federal Funds [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	5,258
Less Than One Year [Member] | Commercial and Commercial Real Estate [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	24,161
Less Than One Year [Member] | Corporate and Purchasing Cards [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	21,301
Less Than One Year [Member] | Residential Mortgages [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	70
Less Than One Year [Member] | Retail Credit Cards [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	78,578
Less Than One Year [Member] | Other Retail [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	12,217
Less Than One Year [Member] | Federal Funds [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	5,258
Greater Than One Year [Member] | Commercial and Commercial Real Estate [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	89,108
Greater Than One Year [Member] | Residential Mortgages [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	14
Greater Than One Year [Member] | Retail Credit Cards [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	190
Greater Than One Year [Member] | Other Retail [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	19,276
Greater Than One Year [Member] | Covered Loans [Member]
Unfunded Commitments to Extend Credit [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 667